Intangible Assets and Goodwill	9 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
Intangible Assets and Goodwill

Intangible assets and goodwill are the result of the Collier Jennings acquisition in July 2006.  Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,	March 31,
	2012	2012
Customer List
Balance At Beginning Of Year	$99,477	$149,481
Amortization	37,503	50,004
Balance At End Of Year	61,974	99,477
Employment Contracts
Balance At Beginning Of Year	—	10,019
Amortization	—	10,019
Balance At End Of Year	—	—
Total Intangibles	61,974	99,477
Goodwill	1,199,754	1,199,754
Total	$1,261,728	$1,299,231

In accordance with accounting guidance, the Company evaluates its goodwill on an annual basis. The evaluations were performed as of September 30, 2012 and September 30, 2011 for fiscal years ended December 31, 2012 and March 31, 2012, respectively. At the time of the evaluations the Company determined that no impairment existed. Therefore, there was no amortization of goodwill for the nine months ended December 31, 2012 or the year ended March 31, 2012. Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2013	$50,004
2014	11,970
Total	$61,974